Reverse Recapitalization (Details) - Schedule of Zoomcar Inc Shares - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Zoomcar, Inc. Shares [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	16,987,064	16,987,064
Preferred stock	99,309,415	99,309,415
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	10,848,308
Issue of common shares on conversion of SSCPN
Common shares issued to shareholders of Zoomcar, Inc. After Reverse Stock Split [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	5,342
Preferred stock	218,425
Redeemable NCI - Shares of Zoomcar India Private Limited	7,542
Issue of common shares on conversion of SSCPN	42,482
Total	273,791
Common shares issued to shareholders of Zoomcar, Inc. Prior to Reverse Stock Split [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	482,681
Preferred stock	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	754,169
Issue of common shares on conversion of SSCPN	4,248,173
Total	27,327,481